Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flow from Operating Activities
Net income (loss) attributable to Vinco Ventures, Inc.	$ (62,291,354)	$ (3,397,575)	$ (5,752,718)	$ (12,919,069)
Net income attributable to noncontrolling interests	28,034		(554,382)	(1,269,274)
Net income (loss)	(62,263,320)	(3,397,575)	(6,307,100)	(14,188,343)
Adjustments to reconcile net (income) loss to net cash used in operating activities:
Discontinued operations	(178,200)	4,667,067
Depreciation and amortization	445,541	316,299	1,353,822	1,284,251
Amortization of financing costs	12,418,930	570,636	2,357,879	944,437
Stock-based compensation	8,697,502	1,319,511	3,241,554	2,299,915
Amortization of right of use asset	24,163	77,823	579,066	295,106
Gain on divestiture		(4,911,760)	(4,911,761)
Change in fair value of earnout				(520,000)
Change in fair value of short-term investments	70,000		22,000
Loss on issuance of warrants	75,156,534
Change in fair value of warrant liability	(36,381,542)
Impairment of goodwill				4,443,000
Deferred tax liability				(341)
Reserve for bad debts			145,690
Reserve for obsolescence			166,560
Changes in assets and liabilities:
Accounts receivable	(494,130)	64,359	(444,687)	(73,437)
Inventory	(215,717)	69,089	(97,873)	(397,673)
Prepaid expenses and other current assets	139,635	33,441	7,276	(720,240)
Accounts payable	(804,282)	(215,320)	2,055,055	1,356,873
Accrued expenses and other current liabilities	(714,500)	335,815	155,815	511,842
Operating lease liabilities	(23,723)	(74,776)	(598,937)	(272,779)
Due from related party	(17,001)	(8,115)	15,200	395,300
Net cash provided by (used in) operating activities from continuing operations			(2,260,441)	(4,641,748)
Net cash provided by (used in) operating activities in discontinued operations			(178,485)	(394,707)
Net cash provided by (used in) operating activities	(4,140,110)	(1,153,506)	(2,438,926)	(5,036,455)
Cash Flows from Investing Activities
Purchases of property and equipment	(18,228)	(31,918)	(276,478)	(151,502)
Equity method investment	(7,000,000)
Funding of loan receivable	(5,000,000)
Acquisitions, net of cash			180,489
Purchase of licensing agreement			(1,552,500)
Net cash used in investing activities from continuing operations			(1,648,489)	(151,502)
Net cash used in investing activities from discontinued operations				(8,436)
Net cash used in investing activities	(12,018,228)	(31,918)	(1,648,489)	(159,938)
Cash Flows from Financing Activities
Net (repayments) borrowings under line of credit	(379,333)	112,862	1,028,385
Borrowings under convertible notes payable	19,720,000	1,100,000	2,067,123	1,111,111
Borrowings under notes payable	73,000	950,000	1,944,479	2,482,500
Repayments under line of credit				(90,382)
Repayments under notes payable	(2,141,782)	(672,773)	(1,042,946)	(1,231,744)
Repayments under notes payable- related parties	(659,999)	(14,508)	(119,509)	(182,170)
Fees paid for financing costs	(122,762)	(170,815)	(157,055)	(581,496)
Net proceeds from issuance of common stock - net of offering costs of $310,697	3,255,000			2,048,562
Exercise of warrants	1,690,604		250,000
Distributions			(296,425)
Net cash provided by financing activities from continuing operations			3,924,052	3,556,381
Net cash provided by financing activities from discontinued operations
Net cash provided by financing activities	21,434,726	1,304,766	3,924,052	3,556,381
Net increase (decrease) in cash and cash equivalents from continuing operations			15,122	(1,236,869)
Net increase (decrease) in cash and cash equivalents from discontinued operations			(178,485)	(403,143)
Net increase (decrease) in cash and cash equivalents	5,276,388	119,342
Cash and cash equivalents - beginning of period	249,356	412,719	412,719	2,052,731
Cash and cash equivalents - end of period	5,525,744	532,062	249,356	412,719
Cash paid during the period for:
Interest	343,824	127,504	218,038	260,444
Income taxes	(14,738)			235,275
Noncash investing and financing activity:
Shares issued to note holders	422,672	368,000	1,409,396
Shares issued for the asset acquisition of Uber Mom				98,613
Shares issued for the acquisition of TBD Safety, LLC			4,968,250
Shares issued for the divestiture of Cloud B, Inc.			405,000
Conversions under notes payable	11,094,020		1,524,000
Issuance of warrants to note holders	$ 22,000,000		852,277
Change in fair value of earnout			200,000	(520,000)
Distribution for issuance of shares to noncontrolling interest members of Global Clean Solutions, LLC			699,000
Right of use assets				943,997
Operating lease liabilities				$ 943,997